1. Corporate information (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information
Schedule of balances of sendas deconsolidated from CBD

The table below summarizes the balances of Sendas that have been deconsolidated from CBD, as of December 31, 2020, in relation to the spin-off of Sendas from CBD:

Sendas
31.12.2020

Cash and cash equivalents	3,532
Trade receivable, net	182
Other receivable	34
Inventories, net	3,739
Recoverable taxes	768
Derivative financial instruments	57
Other current assets	36
Total current assets	8,348

Related parties	178
Recoverable taxes	866
Restricted deposits for legal proceedings	134
Financial instruments	11
Investments in associates	769
Property and equipment, net	7,477
Intangible assets, net	1,038
Total non-current assets	10,473
Total assets	18,821

Trade payable, net	5,057
Payroll and related taxes	371
Taxes, installment and contributions payable	528
Borrowings and financing	2,119
Lease liabilities	172
Deferred revenue	227
Financing of property and equipment	34
Other current liabilities	153
Total current liabilities	8,661

Borrowings and financing	5,711
Lease liabilities	2,604
Related parties	41
Provision for contingencies	281
Deferred revenue	1
Deferred income tax and social contribution	82
Other non-current liabilities	8
Total non-current liabilities	8,728

Total liabilities	17,389

Net assets	1,432
Total liabilities and shareholders’ equity	18,821